Profit Before Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Other Operating Income and Expenses, Net
a.	Other operating income and expenses, net

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Rental income	$136,301	$153,682	$175,373	$6,322
Gain (loss) on disposal of property, plant and equipment	(164,467)	460,868	71,770	2,587
Royalty income	—	—	135,400	4,881
Impairment loss (Note 15)	(201,006)	(992,273)	(126,766)	(4,571)
Others	(39,383)	880,215	934,052	33,673

	$(268,555)	$502,492	$1,189,829	$42,892

Summary of Other Income

b.	Other income

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Interest income
Bank deposits	$549,681	$520,783	$529,132	$19,074
Contracts with customers	—	—	13,197	476
Government subsidies	624,351	803,049	767,918	27,683
Dividends income	185,061	150,715	289,852	10,449

	$1,359,093	$1,474,547	$1,600,099	$57,682

Summary of Other Gains, net
c.	Other gains and losses

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Remeasurement gain on investments accounted for using the equity method due to step acquisition	$319,712	$—	$—	$—
Net gain on financial assets mandatorily at FVTPL	3,631,763	3,211,125	1,199,065	43,225
Net loss arising on financial instruments held for trading	(1,984,941)	(3,282,973)	(2,689,070)	(96,938)
Gain on disposal of subsidiaries (Note 30)	—	802,753	17,340,418	625,105
Foreign exchange gain, net	1,125,681	1,005,374	1,395,054	50,290
Gain recognized in bargain purchase transaction (Note 29)	—	—	33,114	1,194
Gain (loss) on disposal of investments accounted for using the equity method	—	91,297	(67,482)	(2,433)
Impairment loss on financial assets	(400,201)	—	—	—
Others	(8,025)	—	—	—

	$2,683,989	$1,827,576	$17,211,099	$620,443

Summary of Finance Costs
d.	Finance costs

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Interest on lease liabilities	$88,742	$88,026	$105,159	$3,791
Interest on borrowings and bonds payable	4,211,541	3,498,999	2,790,368	100,590

Total interest expense for financial liabilities measured at amortized cost	4,300,283	3,587,025	2,895,527	104,381
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(35,713)	(95,589)	(71,011)	(2,560)
Property, plant and equipment	(77,715)	(54,208)	(25,581)	(922)

	4,186,855	3,437,228	2,798,935	100,899
Other finance costs	16,540	22,283	32,372	1,167

	$4,203,395	$3,459,511	$2,831,307	$102,066

Summary of Capitalized Borrowing Costs
Information relating to the capitalized borrowing costs was as follows:

	For the Year Ended December 31
	2019	2020	2021

Annual interest capitalization rates
Inventories related to real estate business (%)	4.35-4.85	4.20-4.75	4.20-4.35
Property, plant and equipment (%)	0.96-4.03	0.49-3.47	0.48-1.08

Summary of Depreciation and Amortization
e.	Depreciation and amortization

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Property, plant and equipment	$45,240,667	$46,016,548	$48,604,160	$1,752,133
Right-of-use assets	1,055,458	946,880	1,114,950	40,193
Investment properties	594,110	562,260	751,047	27,074
Other intangible assets	3,576,606	3,733,377	4,054,120	146,147

Total	$50,466,841	$51,259,065	$54,524,277	$1,965,547

Summary of depreciation by function
Operating costs	$43,749,333	$44,017,839	$46,880,267	$1,689,988
Operating expenses	3,140,902	3,507,849	3,589,890	129,412

	$46,890,235	$47,525,688	$50,470,157	$1,819,400

Summary of amortization by function
Operating costs	$2,092,074	$2,231,060	$2,443,870	$88,099
Operating expenses	1,484,532	1,502,317	1,610,250	58,048

	$3,576,606	$3,733,377	$4,054,120	$146,147

Summary of Operating Expenses Directly Related to Investment Properties
Operating expenses directly related to investment properties

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Direct operating expenses of investment properties that generated rental income	$1,232,826	$1,121,854	$1,422,463	$51,278

Summary of Employee Benefits Expense
f.	Employee benefits expense

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Post-employment benefits
Defined contribution plans	$3,148,209	$2,979,167	$3,489,642	$125,798
Defined benefit plans	277,041	217,186	214,599	7,736

	3,425,250	3,196,353	3,704,241	133,534
Equity-settled share-based payments	871,699	955,575	699,211	25,206
Other employee benefits	70,279,752	76,648,412	90,412,118	3,259,269

	$74,576,701	$80,800,340	$94,815,570	$3,418,009

Summary of employee benefits expense by function
Operating costs	$49,173,778	$52,526,164	$61,555,563	$2,219,018
Operating expenses	25,402,923	28,274,176	33,260,007	1,198,991

	$74,576,701	$80,800,340	$94,815,570	$3,418,009

Summary of Employees' Compensation and Remuneration to Directors
g.	Employees’ compensation and the remuneration to directors
The Articles stipulates to distribute employees’ compensation and remuneration to directors at the rates of
0.01%-1.00%
and no higher than 0.75%, respectively, of net profit before income tax, employees’ compensation and remuneration to directors.

	For the Year Ended December 31
	2020		2021
	Accrual Rate (%)	Accrual Amount	Accrual Rate (%)	Accrual Amount
		NT$		NT$	US$ (Note 4)

Employees’ compensation	0.20	$54,909	0.19	$121,935	$4,396
Remuneration to directors	0.40	109,818	0.30	195,095	7,033

Summary of Appropriations of Employees' Compensation (Settled by Cash) and Remuneration to Directors
In March 2020 and 2021, the board of directors resolved the appropriations of employees’ compensation and remuneration to directors in cash for 2019 and 2020, respectively. The differences between the resolved amounts and the accrued amounts reflected in the annual consolidated financial statements for the years ended December 31, 2019 and 2020 were deemed changes in estimates. The differences were NT$3 thousand and NT$818 thousand (US$29 thousand) and were adjusted in net profit for each of the year ended December 31, 2020 and 2021, respectively.

	For Year 2019		For Year 2020
	Employees’ compensation	Remuneration to directors	Employees’ compensation	Remuneration to directors
	NT$	NT$	NT$	NT$

Resolved by the board of directors	$34,400	$68,800	$54,909	$109,000

Recognized in the consolidated financial statements	$34,400	$68,803	$54,909	$109,818